STOCKHOLDERS' DEFICIT (Details) - USD ($)			1 Months Ended		3 Months Ended
	Jan. 11, 2023	Nov. 29, 2022	Jan. 31, 2023	Sep. 30, 2022	Mar. 31, 2023	Mar. 31, 2022
Class of Stock
Number of shares of common stock issued				750	1,277,140
Value of shares issued					$ 5,000,003
Stock issued (in shares)					118,890
Stock issued					$ 499,338
Issue price (in dollars per share)					$ 4.20
Aggregate amount issued to investor					$ 5,000,003
Converted outstanding principal						$ 888,930
Promissory note
Class of Stock
Number of shares of common stock issued			110,000
Value of shares issued			$ 322,300
Common Stock
Class of Stock
Number of shares of common stock issued					1,277,140
Value of shares issued					$ 128
Stock issued (in shares)					118,890
Stock issued					$ 12
Number of shares resulting from conversion						8,739
Gross proceeds					5,000,000.0
Net proceeds					$ 4,300,000
Common Warrant
Class of Stock
Warrants issued	475,000
Volume-Weighted Average	$ 3.915
Number of shares resulting from conversion	802,140
Common Warrant | Common Stock
Class of Stock
Number of shares of common stock issued					475,000
Pre-funded warrants
Class of Stock
Number of shares of common stock issued					802,140
Warrants issued	802,140
Volume-Weighted Average	$ 3.915
Number of shares resulting from conversion	802,140
Securities purchase agreement | Common Stock
Class of Stock
Number of shares of common stock issued		1,818,181
Warrants issued		168,000
Securities purchase agreement | Pre-funded warrants
Class of Stock
Warrants issued		1,650,181
Private Placement
Class of Stock
Number of shares of common stock issued	475,000
Aggregate amount issued to investor	$ 5,000,000